SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	33
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the related lease period or the life of the asset